Bank Loan (Details Narrative) - USD ($)			6 Months Ended
	Mar. 02, 2020	Nov. 14, 2016	Jun. 30, 2020	Jun. 30, 2019
Short-term Debt [Line Items]
Interest expense on loan			$ 5,664	$ 5,770
PT Bank UOB Indonesia [Member]
Short-term Debt [Line Items]
Reduction in cash deposit for pledging of loan	$ 1,000,000
PT Bank UOB Indonesia [Member] | Minimum [Member]
Short-term Debt [Line Items]
Line of credit facility, reduction amount	900,000
PT Bank UOB Indonesia [Member] | Maximum [Member]
Short-term Debt [Line Items]
Line of credit facility, reduction amount	$ 1,000,000
GWN [Member]
Short-term Debt [Line Items]
Bank loan, renewable term		1 year
Floating interest rate spread		1.00%
Cash deposit for pledging of loan		$ 2,000,000
GWN [Member] | Bank Overdrafts [Member]
Short-term Debt [Line Items]
Maximum amount available under credit facility		$ 1,900,000